Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SG BLOCKS, INC.
Entity Central Index Key	0001023994
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the registration statement on Form S-1 (File No. 333-178321) (the "Registration Statement"), is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission on February 10, 2012, to (i) include the consolidated financial statements for 2010 and 2011 that were contained in the registrant's Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on March 30, 2012, and (ii) make certain other updating revisions to the information contained herein.
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 561,759	$ 1,038,661
Short-term investment	39,110	0
Accounts receivable, net	183,828	189,235
Costs and estimated earnings in excess of billings on uncompleted contracts	25,946	0
Inventory	0	376,150
Prepaid expenses and other current assets	0	27,778
Total current assets	810,643	1,631,824
Equipment, net	8,058	4,412
Totals	818,701	1,636,236
Current liabilities:
Accounts payable and accrued expenses	558,277	480,053
Accrued compensation and related costs	73,888	140,310
Accrued interest, related party	12,219	0
Accrued interest	0	554
Related party accounts payable and accrued expenses	86,885	187,767
Short-term notes payable	0	51,247
Related party notes payable	73,500	0
Billings in excess of costs and estimated earnings on uncompleted contracts	0	1,800
Deferred revenue	0	221,951
Warrant liabilities	198,471	112,349
Total current liabilities	1,003,240	1,196,031
Stockholders' equity (deficiency):
Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2011 and 2010	0	0
Common stock, $0.01 par value, 100,000,000 shares authorized; 39,779,506 issued and outstanding at December 31, 2011, 31,105,394 issued and oustanding at December 31, 2010	397,795	311,054
Additional paid-in capital	4,688,417	3,490,327
Accumulated deficiency	(5,270,751)	(3,361,176)
Total stockholders' equity (deficiency)	(184,539)	440,205
Totals	$ 818,701	$ 1,636,236

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	39,779,506	31,105,394
Common stock, shares outstanding	39,779,506	31,105,394

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue:
SG Block sales	$ 3,436,904	$ 1,190,004
Engineering services	121,327	181,312
Project management	406,565	545,249
Revenue, Net, Total	3,964,796	1,916,565
Cost of revenue:
SG Block sales	2,927,145	803,453
Engineering services	104,348	104,369
Project management	376,425	431,337
Total Cost of revenue	3,407,918	1,339,159
Gross profit	556,878	577,406
Operating expenses:
Payroll and related expenses	1,084,953	963,075
General and administrative expenses	1,014,212	351,006
Marketing and business development expense	443,857	161,425
Pre-project expenses	72,936	35,758
Total	2,615,958	1,511,264
Operating loss	(2,059,080)	(933,858)
Other income (expense):
Interest expense	(3,733)	(396,155)
Interest income	110	37
Change in fair value of financial instruments	(86,122)	9,275
Cancellation of trade liabilities and unpaid interest	239,250	73,057
Total	149,505	(313,786)
Net loss	$ (1,909,575)	$ (1,247,644)
Net loss per share - basic and diluted: Basic and diluted	$ (0.06)	$ (0.06)
Weighted average shares outstanding: Basic and diluted	35,411,704	21,620,012

Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (USD $)	Total	.001 Par Value Common Stock	Additional Paid-In Capital	Accumulated Deficiency
Balance at Dec. 31, 2009	$ (1,191,241)	$ 171,204	$ 751,087	$ (2,113,532)
Balance (Shares) at Dec. 31, 2009	0	17,120,408	0	0
Issuance of common stock	160,000	13,130	146,870	0
Issuance of common stock, (Shares)	0	1,313,006	0	0
Repurchase and retirement of common stock	(50,000)	(3,583)	(46,417)	0
Repurchase and retirement of common stock, (Shares)	0	(358,267)	0	0
Stockholder loan conversion	95,000	6,774	88,226	0
Stockholder loan conversion, (Shares)	0	677,395	0	0
Reclassification of derivative conversion options liabilities upon settlement of convertible notes	162,781	0	162,781	0
Shares issued upon settlement of convertible debt	96,600	3,900	92,700	0
Shares issued upon settlement of convertible debt, (Shares)	0	389,978	0	0
Stock-based compensation	83,508	3,564	79,944	0
Stock-based compensation, (Shares)	0	356,369	0	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450	2,331,201	116,065	2,215,136	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450 (Shares)	0	11,606,505	0	0
Net loss	(1,247,644)	0	0	(1,247,644)
Balance at Dec. 31, 2010	440,205	311,054	3,490,327	(3,361,176)
Balance (Shares) at Dec. 31, 2010	0	31,105,394	0	0
Issuance of common stock	1,200,000	48,444	1,151,556	0
Issuance of common stock, (Shares)	0	4,844,444	0	0
Issuance of common stock for services	25,100	1,009	24,091	0
Issuance of common stock for services (Shares)	0	100,926	0	0
Shares outstanding at time of reverse merger dated November 4, 2011	(189,570)	32,700	(222,270)	0
Shares outstanding at time of reverse merger dated November 4, 2011 (Shares)	0	3,269,992	0	0
Issuance of common stock for services	81,750	4,088	77,662	0
Issuance of common stock for services (Shares)	0	408,750	0	0
Issuance of common stock for settlement of debt	10,000	500	9,500	0
Issuance of common stock for settlement of debt (Shares)	0	50,000	0	0
Stock-based compensation	157,551	0	157,551	0
Net loss	(1,909,575)	0	0	(1,909,575)
Balance at Dec. 31, 2011	$ (184,539)	$ 397,795	$ 4,688,417	$ (5,270,751)
Balance (Shares) at Dec. 31, 2011	0	39,779,506	0	0

Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Warrant liabilities related to stock issued in private offering	$ 112,349
Closing costs related to stock issued in private offering	$ 431,450

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating expenses:
Net loss	$ (1,909,575)	$ (1,247,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,163	1,412
Interest expense related to amortization and acceleration of debt discount	0	163,784
Interest expense related to shares issued upon settlement of convertible debt	0	96,600
Change in fair value of financial instruments	86,122	(9,275)
Stock-based compensation	157,551	83,508
Issuance of common stock for services	106,850	0
Bad debts expense	15,653	28,362
Cancellation of trade liabilities and unpaid interest	(239,250)	(73,057)
Changes in operating assets and liabilities:
Accounts receivable	(10,246)	67,644
Costs and estimated earnings in excess of billings on uncompleted contracts	(25,946)	14,036
Inventory	376,150	(299,038)
Prepaid expenses and other current assets	27,778	6,222
Accounts payable and accrued expenses	158,698	88,228
Accrued compensation and related costs	(66,422)	140,310
Accrued interest, related party	1,213	0
Accrued interest	(554)	(68,521)
Related party accounts payable and accrued expenses	(47,940)	152,541
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,800)	(82,278)
Deferred revenue	(221,951)	132,761
Net cash used in operating activities	(1,591,506)	(804,405)
Cash flows used in investing activities
Purchase of short-term investment	(39,110)	0
Purchase of equipment	(5,809)	(2,034)
Cash acquired from reverse merger	770	0
Net cash used in investing activities	(44,149)	(2,034)
Cash flows from financing activities:
Proceeds from convertible notes payable	0	95,000
Principal payments on convertible notes payable	0	(660,000)
Proceeds from short-term notes payable	0	41,247
Principal payments on short-term notes payable	(41,247)	(255,000)
Principal payments on related party notes payable	0	(84,224)
Proceeds from issuances of common stock	1,200,000	160,000
Purchase and retirement of common stock	0	(50,000)
Proceeds from issuance of common stock and warrants in private offering	0	2,443,550
Net cash provided by financing activities	1,158,753	1,690,573
Net increase (decrease) in cash	(476,902)	884,134
Cash and cash equivalents - beginning of year	1,038,661	154,527
Cash and cash equivalents - end of year	561,759	1,038,661
Cash paid during the year/period for:
Interest	2,520	129,033
Supplemental disclosure of non-cash financing activities:
Issuance of common stock for settlement of debt	10,000	95,000
In connection with the reverse merger dated November 4, 2011, the Company acquired the following liabilities:
Accounts payable and accrued expenses	105,834	0
Accrued interest, related party	11,006	0
Related party notes payable	$ 73,500	$ 0

Description of Business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1.           Description of Business

SG Blocks, Inc. (the “Company”) was previously known as CDSI Holdings, Inc. (a Delaware corporation incorporated on December 29, 1993). On July 27, 2011, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) by and among the Company, CDSI Merger Sub, Inc., a Delaware corporation wholly-owned subsidiary of the Company (“Merger Sub”), SG Building Blocks, Inc. (“SG Building”, formerly SG Blocks, Inc.), and certain stockholders of SG Building. The merger contemplated by the Merger Agreement was completed on November 4, 2011 (the “Merger”).  Upon the consummation of the transactions contemplated by the Merger Agreement, Merger Sub was merged with and into SG Building, with SG Building surviving the Merger and becoming a wholly-owned subsidiary, and the only operating business of the Company. Upon consummation of the Merger, the Company changed its name from CDSI Holdings, Inc. to SG Blocks, Inc. The Merger was a reverse merge that was accounted for as a recapitalization of SG Building as SG Building is the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of SG Building.

On October 25, 2010, SG Blocks, LLC (a Missouri Limited Liability Company formed on January 23, 2007) completed a common control merger with SG Building, (a Delaware corporation incorporated on August 16, 2010) (“LLC Merger”), with SG Building being the surviving Corporation. In connection with the merger, all of the outstanding membership units were retroactively restated to shares of common stock.

The Company is a provider of code engineered cargo shipping containers modified for use in “green” construction. The Company also provides engineering and project management services related to the use of modified containers in construction.

Completed Merger	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

2.           Completed Merger

On November 4, 2011, pursuant to the terms of the Merger Agreement, the Merger was consummated and Merger Sub was merged with and into SG Building, with SG Building surviving the Merger and becoming a wholly-owned subsidiary, and only operating business of the Company. In connection with the Merger, (i) each of the 1,786,000 shares of SG Building common stock which were outstanding immediately prior to the effective date of the Merger were exchanged for 20.1851851852 shares of the Company’s common stock and (ii) each of the 51,750 outstanding SG Building warrants were cancelled and substituted with Company warrants of a similar tenor to purchase an aggregate of 1,044,584 shares of the Company’s common stock. Also, in connection with the Merger, 408,750 shares of the Company’s common stock were issued for services related to the Merger.

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Merger on November 4, 2011 is summarized as follows:

	Number of Shares
SG Building shares outstanding prior to the Merger	1,786,000
Share exchange ratio (20.1851851852 to 1)	20.1851851852	x
	36,050,764
SG Blocks shares outstanding prior to the Merger	3,269,992
Shares issued in connection with the Merger	408,750
	39,729,506

In connection with the Merger Agreement, the Company entered into an escrow agreement with former shareholders of SG Building in order to provide for any payment to which the Company may be entitled with respect to post-closing rights to indemnification under the Merger Agreement. Under the terms of the escrow agreement, the former stockholders of SG Building placed in escrow (with an independent escrow agent) a total of 817,500 shares of common stock received by them in the Merger. Such shares of common stock held in escrow were the Company’s sole remedy for rights to indemnification under the Merger Agreement.  No claims for indemnification were asserted by the Company within the escrow period, and accordingly the escrowed shares were released from escrow.

Liquidity and Financial Condition	12 Months Ended
Dec. 31, 2011
Liquidity and Financial Condition [Abstract]
Liquidity and Financial Condition [Text Block]

3.            Liquidity and Financial Condition

Since inception, the Company has generated losses from operations and the Company anticipates it will continue to generate losses from operations for the foreseeable future. As of December 31, 2011, the Company’s stockholders’ deficiency was approximately $185,000. Net cash used in operating activities was $1,591,506 for the year ended December 31, 2011. Operations since inception have been funded with the proceeds from equity and debt financings and sales activity. As of December 31, 2011, the Company had cash and cash equivalents of $561,759. As of the report date, the Company had cash and cash equivalents of approximately $588,000. The Company’s gross margin decreased to 14% in 2011. This decrease is related from jobs which were priced below the Company’s normal margin in order to obtain product acceptance and building approvals. The Company does not believe it will continue to price jobs at a margin below normal percentages.

The Company has incurred additional losses during the quarter ending March 31, 2012. Subsequent to December 31, 2011, the Company expects to raise between $500,000 and $1,000,000 from a private placement. The proceeds from this offering will be used to support the company’s business growth and for general working capital requirements. On March 28, 2012, the company received net proceeds of $433,608 from the private placement.  It is anticipated that existing capital resources will enable the Company to continue operations through at least March 31, 2013.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

4.            Summary of Significant Accounting Policies

Basis of consolidation – The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, SG Building. All intercompany balances and transactions have been eliminated.

Accounting estimates – The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Significant areas which require the Company to make estimates include revenue recognition, stock-based compensation and allowance for doubtful accounts.  Actual results could differ from those estimates.

Operating cycle – The length of the Company’s contracts varies, but is typically between one to two years. Assets and liabilities relating to long-term contracts are included in current assets and current liabilities in the accompanying balance sheets as they will be liquidated in the normal course of contract completion, which at times could exceed one year.

Revenue recognition – The Company accounts for its long-term contracts associated with the design, engineering, manufacture and project management of building projects and related services, using the percentage-of-completion accounting method. Under this method, revenue is recognized based on the  extent of progress towards completion of the long-term contract. The Company uses the cost to cost basis because management considers it to be the best available measure of progress on these contracts.

Contract costs include all direct material and labor costs and those indirect costs related to contract performance. General and administrative costs, marketing and business development expenses and pre-project expenses are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions and estimated profitability, including those arising from contract penalty provisions, and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined. An amount equal to contract costs attributable to claims is included in revenue when realization is probable and the amount can be reliably estimated.

The asset, “Costs and estimated earnings in excess of billing on uncompleted contracts,” represents revenue recognized in excess of amounts billed. The liability, “Billings in excess of costs and estimated earnings on uncompleted contracts,” represents billing in excess of revenue recognized.

The Company offers a one-year warranty on completed contracts.  The Company has not incurred any losses to date and nor does it anticipate incurring any losses for warranties that are currently outstanding.  Accordingly no warranty reserve is considered necessary for any of the periods presented.

The Company also supplies repurposed containers to its customers. In these cases, the Company serves as a supplier to its customers for standard and made to order products that it sells at fixed prices.  Revenue from these contracts is generally recognized when the products have been delivered to the customer, accepted by the customer and collection is reasonably assured.  Revenue is recognized upon completion of the following: an order for product is received from a customer; written approval for the payment schedule is received from the customer and the corresponding required deposit or payments are received; a common carrier signs documentation accepting responsibility for the unit as agent for the customer; and the unit is delivered to the customer’s shipping point.

Amounts billed to customers in a sales transaction for shipping and handling are classified as revenue.  Products sold are generally paid for based on schedules provided for in each individual customer contract including upfront deposits and progress payments as products are being manufactured.

Funds received in advance of meeting the criteria for revenue recognition are deferred and are recorded as revenue when they are earned.

Marketing expenses - Marketing expenses are expensed as incurred.

Cash and cash equivalents – The Company considers cash and cash equivalents to include all short-term, highly liquid investments that are readily convertible to known amounts of cash and have original maturities of three months or less upon acquisition.

Short-term investment – The Company classifies its investment consisting of a certificate of deposit with a maturity greater than three months but less than one year as short-term investment.

Accounts receivable – Accounts receivable are receivables generated from sales to customers and progress billings on performance type contracts.  Amounts included in accounts receivable are deemed to be collectible within the Company’s operating cycle.  Management provides an allowance for doubtful accounts based on the Company’s historical losses, specific customer circumstances, and general economic conditions.  Periodically, management reviews accounts receivable and adjusts the allowance based on current circumstances and charges off uncollectible receivables when all attempts to collect have been exhausted and the prospects for recovery are remote.

The Company has a factoring agreement in place as of December 31, 2011 and 2010. The agreement provides for the Company to receive an advance of 75% of any accounts receivable of which it factors. The factoring agreement also provides for discount fees ranging from 2.5% to 7.5% of the face value of any accounts receivable factored. The factoring agreement is with recourse except in an instance where the customer is insolvent. The agreement expires January 2013, and will be automatically extended for successive periods of one year unless either party formally cancels. For years ended December 31, 2011 and 2010 there has been no activity with regard to this agreement.

Inventory – Raw construction materials (primarily shipping containers) are valued at the lower of costs (first-in, first-out method) or market.  Finished goods and work-in-process inventories are valued at the lower of costs or market, using the specific identification method.

Equipment – Equipment is stated at cost.  Depreciation is computed using the straight-line method over the estimated lives of each asset.  Estimated useful lives for significant classes of assets are as follows: computer and software 3 to 5 years and equipment 5 years. Repairs and maintenance are charged to expense when incurred.

Convertible instruments – The Company accounts for hybrid contracts such as convertible notes that feature conversion options in accordance with applicable generally accepted accounting principles (“GAAP”). Accounting Standards Codification (“ASC”) 815 “Derivatives and Hedging Activities,” (“ASC 815”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

Conversion options that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuances of equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.

The Company accounts for convertible instruments, when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, in accordance with ASC 470-20 “Debt with Conversion and Other Options” (“ASC 470-20”). Under ASC 470-20 the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company accounts for convertible instruments (when the Company has determined that the embedded conversion options should be bifurcated from their host instruments) in accordance with ASC 815.  Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract are allocated to the fair value of the derivative. The derivative is subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reporting in results of operations.

Common stock purchase warrants and other derivative financial instruments – The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provides a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement) providing that such contracts are indexed to the Company’s own stock as defined in ASC 815-40 “Contracts in Entity’s Own Equity”. The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).  The Company assesses classification of common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities or equity is required.

The Company’s free standing derivatives consist of warrants to purchase common stock that were issued to a placement agent involved with the private offering memorandum as described in Note 16.  The Company evaluated the common stock purchase warrants to assess their proper classification in the consolidated balance sheet and determined that the common stock purchase warrants feature a characteristic permitting cash settlement at the option of the holder. Accordingly, these instruments have been classified as warrant liabilities in the accompanying consolidated balance sheets as of December 31, 2011 and 2010.

Fair value measurements – Financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are carried at cost, which the Company believes approximates fair value due to the short-term nature of these instruments.

The Company measures the fair value of financial assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company maximized the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company uses three levels of inputs that may be used to measure fair value:

Level 1                      Quoted prices in active markets for identical assets or liabilities

Level 2                      Quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3                      Inputs that are unobservable (for example, cash flow modeling inputs based on assumptions).

Financial liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2011	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant Liabilities	$198,471	$-	$-	$198,471

	December 31, 2010	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant Liabilities	$112,349	$-	$-	$112,349

Warrant liabilities are measured at fair value using the lattice pricing model and are classified within Level 3 of the valuation hierarchy.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	December 31, 2011	December 31, 2010
Beginning balance	$112,349	$99,261
Aggregate fair value of conversion option liabilities and warrants issued	-	185,144
Change in fair value of conversion option liabilities and warrants	86,122	(9,275)
Settlement of conversion option liabilities included in additional paid in capital	-	(162,781)

Ending balance	$198,471	$112,349

The significant assumptions and valuation methods that the Company used to determine fair value and the change in fair value of the Company’s derivative financial instruments are discussed in Note 9 and Note 16 (disclosure of convertible promissory notes and warrants).

In accordance with the provisions of ASC 815, the Company presented the warrant liabilities at fair value on its consolidated balance sheets, with the corresponding changes in fair value recorded in the Company’s consolidated statements of operations for the applicable reporting periods. As disclosed in Note 9 and 16, the Company computed the fair value of the derivative liability at the date of issuance and the reporting dates of December 31, 2010 and 2011 using both the Black-Scholes option pricing and lattice pricing methods. The value calculated using the lattice pricing method is within 1% of the value determined under the Black-Scholes method.

The Company developed the assumptions that were used as follows: The fair value of the Company’s common stock was obtained from publically quoted prices as well as valuation models developed by the Company. The results of the valuation were accessed for reasonableness by comparing such amount to sales of other equity and equity linked securities to unrelated parties for cash and intervening events affected in the price of the Company’s stock. The term represents the remaining contractual term of the derivative; the volatility rate was developed based on analysis of the Company’s historical stock price volatility and the historical volatility rates of several other similarly situated companies (using a number of observations that was at least equal to or exceeded the number of observations in the life of the derivative financial instrument at issue); the risk free interest rates were obtained from publicly available US Treasury yield curve rates; the dividend yield is zero because the Company has not paid dividends and does not expect to pay dividends in the foreseeable future.

Share-based payments – The Company accounts for share based payments in accordance with ASC 718 “Compensation - Stock Compensation” which results in the recognition of expense under applicable GAAP and requires measurement of compensation cost for all share based payment awards at fair value on the date of grant and recognition of compensation expense over the service period for awards expected to vest. The fair value of restricted stock is determined based on the number of shares granted and the fair value of our common stock on date of grant. The recognized expense is net of expected forfeitures.

Income taxes – The Company accounts for income taxes pursuant to ASC 740, “Income Taxes”, and provides for income taxes utilizing the asset and liability approach.  Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  The provision for income taxes generally represents income taxes paid or payable for the current year plus the change in deferred taxes during the year.  Deferred taxes result from the differences between the financial and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted.

The calculation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations.  The Company recognizes liabilities for anticipated tax audit issues based on the Company’s estimate of whether, and the extent to which, additional taxes will be due.  If payment of these amounts ultimately proves to be unnecessary, the reversal of the liabilities would result in tax benefits being recognized in the period when the liabilities are no longer determined to be necessary.  If the estimate of tax liabilities proves to be less than the ultimate assessment, a further charge to expense would result.

As a result of the LLC Merger described in Note 1, beginning on October 25, 2010, the Company’s results of operations are taxed as a C Corporation. Prior to LLC Merger, the Company’s operations were organized as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying consolidated financial statements for periods prior to October 25, 2010.

This change in tax status to a taxable entity resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of the Company’s assets and liabilities as of December 31, 2010.

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods.  If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Concentrations of credit risk – Financial instruments, which potentially subject the Company to concentration of credit risk, consist principally of cash and cash equivalents. The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits.  The Company has not experienced any losses in such account and believes that it is not exposed to any significant credit risk on the account.

With respect to receivables, concentrations of credit risk are limited to a few customers in the construction industry.  The Company performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers other than normal lien rights.  At December 31, 2011 and 2010, 57% and 54%, respectively, of the Company’s accounts receivable were due from one customer. That customer’s balance has subsequently been received in full.

Revenue relating to four and three customers, respectively, represented approximately 77% and 96% of the Company’s total revenue for the years ended December 31, 2011 and 2010, respectively.

Costs of revenue relating to one vendor, who is a related party and disclosed in Note 19, represented approximately 39% and 63% of the Company’s total cost of revenue for the years ended December 31, 2011 and 2010. Cost of revenue relating to an unrelated vendor represented 33% of the Company’s total cost of revenue for the year ended December 31, 2011. The Company believes it would be able to use other vendors at reasonable comparable terms if needed.

Recent accounting pronouncements – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” This update provides amendments to Subtopic 820-10 that requires new disclosure as follows: 1) Transfers in and out of Levels 1 and 2 fair value measurements. A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number). This update provides amendments to Subtopic 820-10 that clarifies existing disclosures as follows: 1) Level of disaggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. A reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities. 2) Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU addresses fair value measurement and disclosure requirements within Accounting Standards Codification Topic 820 for the purpose of providing consistency and common meaning between U.S. GAAP and IFRSs. Generally, this ASU is not intended to change the application of the requirements in Topic 820. Rather, this ASU primarily changes the wording to describe many of the requirements in U.S. GAAP for measuring fair value or for disclosing information about fair value measurements. This ASU is effective for periods beginning after December 15, 2011. It is not expected to have any material impact on the Company’s consolidated financial statements or disclosures.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

5.            Accounts Receivable

At December 31, 2011 and 2010, the Company’s accounts receivable consisted of the following:

	2011	2010
Billed:
SG Block sales	$137,560	$120,318
Engineering services	33,317	33,317
Project management	19,578	69,962
Unbilled project management	43,388	-
Total gross receivables	233,843	223,597
Less: allowance for doubtful accounts	(50,015)	(34,362)
Total net receivables	$183,828	$189,235

Costs and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Dec. 31, 2011
Costs and Estimated Earnings On Uncompleted Contracts [Abstract]
Costs and Estimated Earnings On Uncompleted Contracts [Text Block]

6.           Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of the following at December 31, 2011 and 2010:

	2011	2010
Costs incurred on uncompleted contracts	$101,533	$-
Estimated earnings	11,804	-
	113,337	-
Less: billings to date	(87,391)	(1,800)
	$25,946	$(1,800)

The above amounts are included in the accompanying balance sheets under the following captions at December 31, 2011 and 2010.

	2011	2010
Costs and estimated earnings in excess of billings on uncompleted contracts	$25,946	$-
Billings in excess of cost and estimated earnings on uncompleted contracts	-	(1,800)
	$25,946	$(1,800)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.

Inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	7. Inventory At December 31, 2011 and 2010, the Company’s inventory consisted of the following:
	2011	2010
Work in process	$-	$376,150
	$-	$376,150

Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8.            Equipment

At December 31, 2011 and 2010, the Company’s equipment consisted of the following:

	2011	2010
Computer equipment and software	$11,225	$5,416
Furniture and other equipment	2,155	2,155
	13,380	7,571
Less: accumulated depreciation	(5,322)	(3,159)
	$8,058	$4,412

Depreciation expense for the years ended December 31, 2011 and 2010 amounted to $2,163, and $1,412, respectively.

Convertible Promissory Notes	12 Months Ended
Dec. 31, 2011
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes [Text Block]

9.            Convertible Promissory Notes

Plaza notes – On November 25, 2009, the Company issued a convertible promissory note to Plaza Construction Corporation (“Plaza”) in exchange for $500,000.  The note and all accrued and unpaid interest was due on November 25, 2010, bore interest at an annual rate of 5% per annum, compounded monthly and was guaranteed by a stockholder of the Company. Plaza had the right to convert any unpaid principal and interest on this note, at any time, into a fixed percentage of the then outstanding shares of common stock. The conversion price was subject to an adjustment in the event that the Company subsequently issues equity securities or equity linked securities at a price more favorable than the exercise price of the conversion option embedded in the note.  The Company bifurcated the derivative from its debt host in accordance with ASC 815. The issuance date fair value of the derivative amounted to $99,261. Consequently, the Company recorded a discount of $99,261 on the note, which was amortized over the term of the note, using the effective interest method.  During the year ended December 31, 2010 $90,989 of the discount has been charged to interest expense.

The significant assumptions which the Company used to measure the fair value at November 29, 2009 (issuance date) and December 31, 2009 of conversion option liability was as follows:

Stock price	$0.23
Term	1 year
Volatility	50%
Risk-free interest rate	2.01%
Dividend yield	0.00
Return	0.47%
Up Ratio	1.144
Down Ratio	0.857
Up Transition Probability	0.5001

The difference in fair value at the issuance date of November 25, 2009 and December 31, 2009 was insignificant. The Company estimated the fair value of this derivative using the lattice valuation model.  The fair value of this conversion liability at the settlement date (October 29, 2010) was $89,986. The fair value of this conversion liability at the settlement date was calculated based on the potential converted value over principal and interest that Plaza received upon settlement of the note. The conversion option liability was reclassified into equity upon settlement of the convertible note.

On October 29, 2010, Plaza received $523,014 for both principal and interest as part of the proceeds from the private offering. As a result of the Company retiring the note prior to maturity, Plaza also received 2% of all outstanding shares of the Company. At such time there were 19,498,889 shares of common stock outstanding, and therefore, Plaza received 389,978 shares of common stock with a fair value of $96,600. In addition, the Company owes Plaza a cash obligation fee of $50,000 which is included in interest expense for the year ended December 31, 2010 and consequently is included in accounts payable and accrued expenses as of December 31, 2010. During 2011, the Company has paid Plaza $10,000 towards this amount, and the balance of $40,000 is included in accounts payable and accrued expenses as of December 31, 2011.

Stahmer and LeBahn notes – As part of a maximum loan facility of $310,000, during May and June of 2009, the Company issued three convertible notes; two notes were issued to The Stahmer Family Trust (“Stahmer Trust”) in the amounts of $60,000 and $50,000, and one note was issued to William LeBahn (“LeBahn”) in the amount of $50,000.  The notes had original maturity dates ranging from May 28 to June 19, 2010, bore interest at an annual rate of 24% per annum, and were convertible into a fixed percentage of the then outstanding shares of common stock of the Company.  The fair value of this conversion option liability was de minimis.  In the event of a default, as outlined in the underlying agreements, the entire unpaid balances of the notes were convertible into common stock of the Company. The entire principal amounts outstanding on all three notes, were repaid during 2010.

As a result of settlement agreements with Stahmer Trust and LeBahn, during 2010, unpaid interest totaling $13,749 was forgiven, and is included as other income on the accompanying statements of operations for the year ended December 31, 2010.  Also, unpaid interest totaling $41,247 on the notes, were included into new notes payable agreements, as disclosed in Note 10.

OGFRW and Melton notes – In August 2010, the Company issued three convertible promissory notes to certain partners and associates of Olshan Grundman Frome Rosenzqeig & Wolosky, LLP (“OGFRW, LLP”) in the aggregate principal amount of $65,000 and also issued one convertible promissory note to Christopher Melton in the principal amount of $30,000. The OGFRW, LLP notes had an original maturity date of February 5, 2011 and the note to Christopher Melton had an original maturity date of August 3, 2011. All of these notes bore interest at an annual rate of 1% per annum, and were convertible into a fixed percentage of the then outstanding shares of common stock of the Company. The fair value of these conversion option liabilities were determined to be $72,795 utilizing the Black-Scholes method.  For the year ended December 31, 2010, $72,795 for the amount of the discount on the notes is included as a component of interest expense in the accompanying statements of operations. In 2010 in conjunction with the private offering memorandum, these notes were converted into 677,397 shares of the Company’s common stock based upon the contractual terms of the conversion option. The conversion option liability was reclassified into equity upon settlement of the convertible notes.

The significant assumptions which the Company used to measure the fair value at the issuance date of conversion option liability is as follows:

Stock price	$0.25
Term	0.5 to 1 year
Volatility	50%
Risk-free interest rate	2.01%
Dividend yield	0.00
Exercise price	$0.14 to 0.15

Interest expense for convertible promissory notes amounted to $54,011 for the year ended December 31, 2010.

Short-Term Notes Payable	12 Months Ended
Dec. 31, 2011
Short-Term Notes Payable [Abstract]
Short-Term Notes Payable [Text Block]

10.           Short-Term Notes Payable

Other short-term notes payable consisted of the following:

Description	December 31, 2011	December 31, 2010
Promissory note to Mike Labadie, with a face amount of $75,000, at 15% per annum (A)	$-	$-

Promissory note to Roger Hackett, with a face amount of $50,000, at 7% per annum (B)	-	-

Promissory note to Stahmer Trust, with a face amount of $28,425, at 10% per annum (C)	-	28,425

Promissory note to LaBahn, with a face amount of $12,822, at 10% per annum (D)	-	12,822

Promissory notes to Labadie and Martha Labadie, with a total face amount of $150,000, at 12.5% per annum (E)	-	-

Promissory note to James Southard, with a total face amount of $10,000 (F)	-	10,000
Total other short-term notes payable	$-	$51,247

(A)           During 2008, the Company received an advance totaling $75,000 from Mike Labadie (“Labadie”) and was due on demand.  The note bore interest at the rate of 15% per annum.  The note was guaranteed by a related party.  During 2010 the Company settled outstanding interest on this loan by negotiating forgiveness of $11,326 of accrued interest (See Note 20) and repaid the remaining interest and outstanding principal in full.

(B)           On March 3, 2009, the Company issued a $50,000 promissory note to Roger Hackett. The note and unpaid interest had an original maturity date of March 3, 2010, and bore interest at an annual rate of 7% per annum.  The note was repaid in 2010.

(C)           During 2010, the Company settled outstanding interest on convertible notes with Stahmer Trust in the amount of $28,425, as disclosed in Note 9, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(D)           During 2010, the Company settled outstanding interest on a convertible note with LaBahn in the amount of $12,822, as disclosed in Note 9, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(E)           On August 18, 2008, the Company entered into an agreement with Labadie and Martha Labadie (“Martha”), in which the Company received $150,000 for the purpose of constructing a 1,600 square foot shipping container home (“Harbinger House”) as a demonstration unit to be used for display at conventions.  Per the terms of the agreement, the Company had the option, if exercised by February 28, 2009, to repay the $150,000 of principal and 12.5% interest, or to sell the property to a third party and repay the $150,000 of principal and 30% of any net profits received from the sale.  If neither event occurred, the Company had the obligation to repay Martha at $150,000 plus $25,000 to settle the note. The Company repaid the $150,000 plus $25,000 during 2010.

The Harbinger House was damaged during transport during 2008 and was written down to an impaired value of $35,000 as of December 31, 2009 and included as part of inventory.  The value of the Harbinger House was further judged to be impaired and was written off as of December 31, 2010.

(F)           During March 2009, the Company received an advance from James Southard in the amount of $10,000. The note was non-interest bearing and was due on demand. During November 2011, the Company and James Southard agreed to settle the note for 50,000 shares of common stock of the Company.

Interest expense for other short-term notes payable amounted to $2,520 and $2,340 for the years ended December 31, 2011 and 2010, respectively.

Related Party Notes Payable	12 Months Ended
Dec. 31, 2011
Related Party Notes Payable [Abstract]
Related Party Notes Payable [Text Block]

11.           Related Party Notes Payable

	December 31, 2011	December 31, 2010
Promissory notes to SG Blocks Financial, LLC, with a total face amount of $86,260, at 5% - 10% per annum (A)	$-	$-

Promissory notes to Gary Tave, with a total face amount of $73,326 (B)	-	-

Revolving credit promissory note to Vector Group Ltd., with a total face value amount of $73,500, at11% per annum (C)	73,500	-

Total related party notes payable	$73,500	$-

(A)           During 2009, the Company entered into various promissory notes with SG Blocks Financial, LLC (“SG Financial”), and a stockholder of the Company totaling $86,260. SG Financial is a wholly owned limited liability company, whose only member is the same stockholder of the Company, who is a party to this agreement. The sole purpose of SG Financial is to enter into these notes with the Company. All of the notes were short term and bore interest at rates between 5% and 10%.  The notes were repaid in full during 2009 and 2010.

(B)           During 2009, the Company entered into various promissory notes with Gary Tave, a director of the Company totaling $73,326, with stated interest totaling $3,500.  All of the notes were short term. The proceeds from these notes were used for the sole purpose of purchasing materials. The notes provided for a security interest in a certain receivable of the Company. The notes were repaid in full during 2010.

(C)           On March 26, 2009, the Company entered into a $50,000 revolving credit promissory note (the “Revolver”) with Vector Group Ltd. (“Vector”), currently an 8.8% stockholder of the Company. The loan bears interest at 11% per annum and is due on December 31, 2012. On January 26, 2011, the Company and Vector entered into an amendment to the Revolver increasing the amount that the Company may borrow from $50,000 to $100,000. As of December 31, 2011, accrued interest related to the Revolver amounted to $12,219.

Interest expense for other related party notes payable amounted to $1,213 and $345 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

12.           Income Taxes

Prior to the LLC Merger on October 25, 2010, the Company’s results of operations were taxed as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying consolidated financial statements for periods prior to October 25, 2010. As a result of the LLC Merger, beginning on October 25, 2010, the Company’s results of operations are taxed as a C Corporation. The Company’s benefit for income taxes consists of the following for the year ended December 31, 2011 and 2010:

	2011	2010
Deferred:
Federal	$(563,837)	$(161,178)
State	(144,204)	(41,222)
Total deferred	(708,041)	(202,400)

Total benefit for income taxes	(708,041)	(202,400)
Less: valuation reserve	708,041	202,400
Income Tax provision	$-	$-

The change in tax status to a taxable entity resulted in a net deferred tax benefit of $0 being recognized and included in the tax benefit for the year ended December 31, 2010.

A reconciliation of the federal statutory rate of 0% for the year ended December 31, 2011 and the period from October 26, 2010 (the date on which the tax status changed to a C Corporation) to December 31, 2010 to the effective rate for income from operations before income taxes is as follows:

	2011	2010
Benefit for income taxes at federal statutory rate	34.0%	34.0%
State income taxes, net of federal benefit	5.3	5.3
Effect of change in tax status to C corporation	-	(23.1)
Other	(2.1)	-
Less valuation allowance	(37.2)	(16.2)
Effective income tax rate	0.0%	0.0%

The temporary differences between recognition of expenses on the consolidated financial statements and tax return relate primarily to differences in depreciation methods and change in allowance for doubtful accounts.

The tax effects of these temporary differences along with the net operating losses, net of an allowance for credits, have been recognized as deferred tax assets at December 31, 2011 and 2010 as follows:

	2011	2010
Net operating loss carryforward	$799,408	$159,741
Bad debt reserve	17,289	11,141
Employee stock compensation	94,688	32,802
Depreciation	(944)	(1,284)
Total before valuation reserve	910,441	202,400
Less valuation reserve	(910,441)	(202,400)

Net deferred tax asset	$-	$-

The Company establishes a valuation allowance, if based on the weight of available evidence, it is more likely than not that some portion or all of the deferred assets will not be realized. The valuation allowance increased $708,041 and $202,400 during 2011 and 2010, respectively, offsetting the increase in the deferred tax asset attributable to the net operating loss and reserves.

As of December 31, 2011, the Company has a net operating loss carry forward of approximately $2,000,000 for Federal tax purposes.  The net operating loss expires through 2031.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expenses. As of December 31, 2011, the Company has no unrecognized tax positions, including interest and penalties. The tax years 2007-2010 are still open to examination by the major tax jurisdictions in which the Company operates. The Company files returns in the United States Federal tax jurisdiction and various other state jurisdictions.

Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

13.           Net Income (Loss) Per Share

Net income (loss) per share is calculated in accordance with ASC 260, “Earnings Per Share.” Under ASC 260 basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants. Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At December 31, 2011 and 2010 there were options and warrants to purchase 6,452,084 and 1,044,584 shares of common stock outstanding which could potentially dilute future net income (loss) per share.

Basic and diluted net loss per share was calculated for the years ending December 31, 2011 and 2010 as follows:

	2011	2010
Net loss	$(1,909,575)	$(1,247,644)

Weighted average shares outstanding - basic	35,411,704	21,620,012
Dilutive effect of stock options and warrants	-	-
Weighted average shares outstanding - diluted	35,411,704	21,620,012

Net loss per share - basic and diluted	$(0.06)	$(0.06)

Construction Backlog	12 Months Ended
Dec. 31, 2011
Construction Backlog [Abstract]
Construction Backlog [Text Block]

14.           Construction Backlog

The following represents the backlog of signed engineering and project management contracts in existence at December 31, 2011 and 2010:

	2011	2010
Balance - January 1	$35,789	$459,201
New contracts and change orders during the period	510,522	303,149
	546,311	762,350
Less: contract revenue earned during the period	(527,892)	(726,561)
	18,419	35,789
Contracts signed but not started	-	-
Balance - December 31	$18,419	$35,789

Subsequent to December 31, 2011, the Company has received additional customer contracts totaling approximately $21,000.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

15.           Stockholders’ Equity

Common stock – Effective October 25, 2010, in conjunction with the LLC Merger, the members of SG Blocks, LLC received the number of shares of common stock of the Company which was equal to their percentage ownership interest in the LLC.  The total shares issued were 19,498,889 shares.  The total amount of capital contributed to the LLC since its inception was $1,267,533 and was transferred to additional paid in capital of the Company.

Issuance of common stock – For the year ended December 31, 2010, the Company issued 1,313,006 shares of common stock for a total amount of $160,000. For the year ended December 31, 2011, the Company issued 4,844,444 shares of common stock for a total amount of $1,200,000.

Repurchase and retirement of common stock – During 2010, the Company repurchased and retired 358,267 shares of its common stock for a total amount of $50,000.

Private offering memorandum – In September 2010, the Company offered through a private offering memorandum (“PPM”) to sell up to 16,148,148 shares of its common stock at $0.25 per share.  As of December 31, 2010, the Company had sold 11,606,505 shares and raised $2,875,000 through this PPM.

The Company incurred $431,450 in closing costs from the PPM, and also issued warrants valued at $112,349 (see Note 16).

The Company as part of the PPM has share agreements which contain registration rights that have a cash penalty payable monthly to the shareholders equal to 1% of the proceeds of the offering based on certain criteria not being met as defined in the share agreements.  As required under ASC Subtopic 450-20 “Loss Contingencies,” the Company must accrue an estimated loss for a loss contingency if information available before the consolidated financial statements are issued indicates that it is both probable and reasonably estimated.  The Company filed an S-1 registration statement, as required under the PPM, which was declared effective on February 10, 2012. Accordingly, there was no cash penalty and the Company did not record any loss as of December 31, 2010 and December 31, 2011.

Issuance of common stock for services – On May 10, 2011, the Company issued 100,926 shares of common stock for services provided by a contractor. These shares were deemed to have a fair market value of $25,100.  In conjunction with the Merger on November 4, 2011, Ladenburg, received 408,750 shares of common stock for services related to the Merger. These shares were deemed to have a fair market value of $81,750.

Warrants	12 Months Ended
Dec. 31, 2011
Warrants and Rights Note Disclosure [Abstract]
Warrants [Text Block]

16.           Warrants

In conjunction with the PPM in October 2010, the Company issued warrants to Ladenburg Thalmann & Co. Inc. (“Ladenburg”), the placement agent for the PPM.  The warrants entitle Ladenburg to purchase up to a total of 1,044,584 shares of common stock, for $0.25 per share.  The warrants expire October 28, 2015.  The warrants are exercisable, at the option of the holder, at any time prior to their expiration. The fair value of warrants issued to placement agents were calculated utilizing the probability weighted binomial method.  The warrants issued to the placement agent contain provisions that make them redeemable for cash by the holder of the warrant under certain circumstances that are not within the control of the Company.  Accordingly, the fair market value of the warrants as of the date of issuance has been classified as liabilities.  The value of the warrants at December 31, 2010 was approximately $112,349.

The significant assumptions which the Company used to measure the fair value of warrants at December 31, 2010 is as follows:

Stock price	$0.25
Term	4.82 Years
Volatility	50%
Risk-free interest rate	2.01%
Exercise prices	$0.25
Dividend yield	0.00%
Return	2.01%
Delta	1/12
Up ratio	1.145
Down ratio	0.858
Up transition probability	0.5001

At December 31, 2011 the value of the warrants were adjusted to their fair value which was $198,471. The difference in fair value of $86,122 is included in the accompanying statement of operations.

The significant assumptions which the Company used to measure the fair value of warrants at December 31, 2011 is as follows:

Stock price	$0.38
Term	3.82 Years
Volatility	50%
Risk-free interest rate	0.60%
Exercise prices	$0.25
Dividend yield	0.00%
Return	0.60%
Delta	1/12
Up ratio	1.144
Down ratio	0.857
Up transition probability	0.5000

Stock Options and Grants	12 Months Ended
Dec. 31, 2011
Stock Options and Grants [Abstract]
Stock Options and Grants [Text Block]

17.           Stock Options and Grants

2010 stock grants – In April 2010, prior to the PPM, the Company established the SG Blocks 2010 Restricted Unit Plan (the “2010 Plan”).  Under the 2010 Plan, the Company awarded restricted stock grants to eligible employees as determined by the Board of Directors, and were subject to certain vesting and forfeiture requirements.  Per the 2010 Plan, the maximum restricted stock grants that could be granted were equal to a percentage interest in the Company of 3.52% of the total equity of the Company.  During April 2010, the Company granted the total maximum allowable percentage of restricted stock grants, which equaled 356,369 shares of common stock. These shares vest upon a one year service condition. Vesting is accelerated upon the following events: an event constituting change of control, an initial public offering of the Company’s securities, the death or disability of the participant, or termination without cause, as outlined in the underlying agreement.  For the year ended December 31, 2010, the Company recognized stock-based compensation expense of $83,508, which is included in payroll and related expenses on the accompanying statement of operations.

The summary of activity for the Company’s restricted stock grants is presented as follows:

	Shares	Weighted Average Fair Value Per Share
Balance – January 1, 2010	-	$-
Granted	356,369	0.23
Vested	-	-
Forfeited/Cancelled	-	-
Balance – December 31, 2010	356,369	$0.23
Granted	-	-
Vested	-	-
Forfeited/Cancelled	-	-
Balance – December 31, 2011	356,369	$0.23

2011 Plan – On July 27, 2011, in connection with the Merger, the Company obtained the written consent of holders of a majority of its outstanding common stock approving the 2011 Incentive Stock Plan (the “2011 Plan”). The 2011 Plan covers up to 8,000,000 shares of common stock, and all officers, directors, employees, consultants and advisors are eligible to be granted awards under the 2011 Plan. An incentive stock option may be granted under the 2011 Plan only to a person who, at the time of the grant, is an employee of the Company or its subsidiaries. The 2011 Plan expires on July 26, 2021, and is administered by the Company’s Board. As of December 31, 2011, there were 2,592,500 shares of common stock available for issuance under the 2011 Plan.

A summary of stock option activity under the 2011 Plan as of December 31, 2011 and changes during the year then ended are presented below:

	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – January 1, 2011	-	$-	$-
Granted	5,407,500	0.09	0.20
Exercised	-	-	-
Cancelled	-	-	-
Outstanding – December 31, 2011	5,407,500	$0.09	$0.20	9.86	$966,250
Exercisable - December 31, 2011	1,719,167	$0.09	$0.20	9.86	$307,083

For the year ended December 31, 2011, the Company recognized stock-based compensation expense of $157,551, which is included in payroll and related expenses in the accompanying statement of operations.

As of December 31, 2011, there was $337,828 of total unrecognized compensation costs related to non-vested stock options, which will be expensed over a weighted average period of 1.86 years. The intrinsic value is calculated as the difference between the fair value as of December 31, 2011 and the exercise price of each of the outstanding stock options. The fair value at December 31, 2011 was $0.38 as determined by using a weighted value between the income approach method, the public company market multiple method and a fair value method developed by the Company.

2011 option grants – On November 7, 2011 and November 11, 2011, the Stock Option Committee of the Company’s Board of Directors granted an aggregate 4,387,500 options to purchase common stock to certain named executive officers, certain other employees of the Company, and to directors of the Company (“2011 Option Grants”). All of these options are 10 year options and were granted under the 2011 Plan with an exercise price ranging from $0.20 to $0.27.  One third of the options vest upon the grant date, the second third vests on the first anniversary of the grant date, and the remaining third vests on the second anniversary of the grant date.

Also on November 7, 2011, a consultant of the Company was granted an option to purchase 1,000,000 shares of the Company’s common stock with an exercise price of $0.20. The option to purchase 250,000 shares of Common Stock vested on the grant date of November 7, 2011. The remaining options to purchase up to 750,000 shares of Common Stock will vest over a period of two years beginning on the grant date.

On November 15, 2011, the Company executed a two year consulting agreement with a consultant, to act as a Senior Advisor of the Company. In consideration for the services to be performed under the agreement, the Company shall on the last business day of each month during the term, grant the consultant an option to purchase 10,000 shares of the Company’s Common Stock with an exercise price ranging from $0.47 to $0.60. The terms of these options are the same as the 2011 Option Grants. As of December 2011, the consultant was granted options to purchase 20,000 shares of the Company’s Common Stock.

The fair value of the stock-based option awards granted during the year ended December 31, 2011 were estimated at the date of grant using the Black-Scholes option valuation model with the following assumptions:

Expected dividend yield	0.00%
Expected stock volatility	50%
Risk-free interest rate	0.83 – 0.96%
Expected life	5.47 – 5.5 years

Because the Company does not have significant historical data on employee exercise behavior, the Company uses the “Simplified Method” to calculate the expected life of the stock-based option awards. The simplified method is calculated by averaging the vesting period and contractual term of the options.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

18.           Commitments

Operating lease – The Company leases office space in New York City to conduct its business. The lease began in October 2011 and expires October 31, 2016, with rent escalations. Non-contingent rent increases are being amortized over the life of the lease on a straight line basis. The Company also had previous office space in New York City from November 2010 through September 2011. The rental expense charged to operations for the years ended December 31, 2011 and 2010 amounted to $89,995 and $12,000, respectively. Future minimum rental payments on this lease are as follows for the years ending December 31,:

2012	$108,395
2013	111,469
2014	115,483
2015	121,312
2016	103,535
$560,194

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

19.           Related Party Transactions

ConGlobal Industries, Inc. is a minority stockholder of the Company and provides containers and labor on domestic projects.  The Company recognized Cost of Goods Sold of $1,341,822 and $845,692, for services ConGlobal Industries, Inc. rendered during the years ended December 31, 2011 and 2010, respectively. For the years ended December 31, 2011 and 2010, $12,628 and $36,622, respectively, of such expenses are included in related party accounts payable and accrued expenses in the accompanying consolidated balance sheets.

The Lawrence Group is a minority stockholder of the Company and is a building design, development and project delivery firm. The Company recognized pre-project expenses of $5,483 for consulting services The Lawrence Group rendered during the year ended December 31, 2010. For the years ended December 31, 2011 and 2010, $67,782 and $103,782, respectively, of such expenses are included in related party accounts payable and accrued expenses in the accompanying consolidated balance sheets.

The Company has accrued certain reimbursable expenses of owners of the Company. Such expenses amounted to $6,474 and $47,363 for the years ended December 31, 2011 and 2010, respectively, and are included in related party accounts payable and accrued expenses in the accompanying consolidated balance sheets.

Cancellation of Trade Liabilities and Unpaid Interest	12 Months Ended
Dec. 31, 2011
Cancellation Of Trade Liabilities and Unpaid Interest [Abstract]
Cancellation Of Trade Liabilities and Unpaid Interest [Text Block]

20.           Cancellation of Trade Liabilities and Unpaid Interest

During 2010, the Company recognized debt forgiveness income of $73,057 as shown on the accompanying statements of operations.  Of that amount, $25,075 represents forgiveness of interest on notes payable and $47,982 represents forgiveness of trade accounts payable resulting from settlement agreements with vendors. For the year ended December 31, 2011, the Company recognized debt forgiveness income of $239,250, which represents forgiveness of trade accounts payable resulting from settlement agreements with vendors.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

21.           Subsequent Events

Management has evaluated events and transactions occurring after the date of the balance sheet and through the date of the report of independent registered public accounting firm to determine whether any of these events or transactions were required to be recognized or disclosed in the consolidated financial statements.  The date of the report of independent registered public accounting firm is the date that the consolidated financial statements were available to be issued.

On January 2, 2012, the Chief Executive Officer of the Company was granted an additional 2,000,000 options to purchase common stock of the Company. These options were granted under the same terms of the 2011 Option Grants. These options were granted with an exercise price of $0.75.

On March 20, 2012, three employees of the Company were granted a total of 215,000 options to purchase common stock of the Company. These options were granted under the same terms of the 2011 Option Grants. These options were granted with an exercise price of $0.50.

Subsequent to December 31, 2011, the Company has engaged Ladenburg as its placement agent to conduct a best efforts private placement of the Company’s common stock at a valuation of $0.35 per share. The minimum amount to be raised in this private placement is $500,000 and the maximum amount to be raised is $1,000,000. The proceeds from this offering will be used to support the company’s business growth and for general working capital requirements. On March 28, 2012, the Company received net proceeds of $433,608 from the private placement. It is anticipated that existing capital resources will enable the Company to continue operations through at least March 31, 2013.